FINANCIAL INSTRUMENT RISK AND CAPITAL MANAGEMENT - Schedule of Disclosure of Maturity of Contractual Obligations (Details) - Liquidity Risk - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	$ 388,755,845	$ 236,577,376
Non-derivative financial liabilities, undiscounted cash flows	601,196,976	420,302,170
Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	71,856,894	62,383,813
Non-derivative financial liabilities, undiscounted cash flows	71,856,894	62,383,813
Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	224,942,365	110,673,348
Non-derivative financial liabilities, undiscounted cash flows	322,891,324	118,341,134
Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	0	0
Non-derivative financial liabilities, undiscounted cash flows	72,781,793	149,591,363
Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Financial liabilities	91,956,586	63,520,215
Non-derivative financial liabilities, undiscounted cash flows	133,666,965	89,985,860
Less than 1 year
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	181,012,987	143,677,986
Less than 1 year | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	71,856,894	62,383,813
Less than 1 year | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	37,571,684	2,450,141
Less than 1 year | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	58,681,793	70,523,901
Less than 1 year | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	12,902,616	8,320,131
Between 1 and 3 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	122,521,083	186,759,110
Between 1 and 3 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 1 and 3 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	85,120,218	96,150,078
Between 1 and 3 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	14,100,000	75,154,748
Between 1 and 3 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	23,300,865	15,454,284
Between 4 and 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	179,728,693	20,133,085
Between 4 and 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
Between 4 and 5 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	154,644,192	0
Between 4 and 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	3,439,748
Between 4 and 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	25,084,501	16,693,337
More than 5 years
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	117,934,213	69,731,989
More than 5 years | Trade and other payables
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	0
More than 5 years | Long-term debt and other debts
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	45,555,230	19,740,915
More than 5 years | Purchase and other obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	0	472,966
More than 5 years | Lease obligations
Disclosure Of Maturity Analysis For Derivative And Non-Derivative Financial Liabilities [Line Items]
Non-derivative financial liabilities, undiscounted cash flows	$ 72,378,983	$ 49,518,108